RECLAMATION PROVISION	6 Months Ended
Jun. 30, 2021
Note 13 - RECLAMATION PROVISION
13.	RECLAMATION PROVISION

Management’s estimate of the reclamation provision at June 30, 2021, is $839 (December 31, 2020 - $808), and the undiscounted value of the obligation is $1,285 (December 31, 2020 - $1,275).

The present value of the obligation was calculated using a risk-free interest rate of 5.96% (December 31, 2020 - 5.96%) and an inflation rate of 3.15% (December 31, 2020 - 3.15%). Reclamation activities are estimated to begin in 2023 for the San Gonzalo Mine and in 2041 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision for the six months ended June 30, 2021, and the year ended December 31, 2020, is as follows:

	June 30, 2021	December 31, 2020

Balance at beginning of the period	$808	$1,524
Changes in estimates	-	(737)
Unwinding of discount related to continuing operations	23	99
Effect of movements in exchange rates	7	(78)
Balance at end of the period	$838	$808